Annual Total Returns [BarChart] - Voya Large Cap Growth Portfolio - Class ADV	May 01, 2021
Bar Chart Table:
2011	1.88%
2012	17.49%
2013	30.29%
2014	13.03%
2015	5.72%
2016	3.33%
2017	29.01%
2018	(2.07%)
2019	31.90%
2020	30.11%